Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Summary of Issued Capital

b) Issued

Shareholders’ capital	Common Shares	Amount
Balance, December 31, 2021	80,753,516	$2,213.8
Issued pursuant to equity compensation plans (1)	1,688,694	8.1
Balance, December 31, 2022	82,442,210	2,221.9
Issued pursuant to equity compensation plans (1)	229,963	0.6
Repurchase of common shares for cancellation	(5,083,635)	(47.4)
Balance, December 31, 2023	77,588,538	$2,175.1

(1)
Upon vesting or exercise of equity awards, the net benefit is recorded as a reduction of other reserves and an increase to shareholders’ capital.

Summary of Other Reserves

	Year ended December 31
Other Reserves	2023	2022
Balance, beginning of year	$101.2	$103.2
Share-based compensation expense	8.0	4.7
Net benefit on options exercised (1)	(5.1)	(6.7)
Balance, end of year	$104.1	$101.2

(1)
Upon exercise of options, the net benefit is recorded as a reduction of other reserves and an increase to shareholders’ capital.